Cover	Mar. 11, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 15, 2024, XTI Aerospace, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other events, the completion of its previously announced acquisition of XTI Aircraft Company (“Legacy XTI”) on March 12, 2024.
Document Period End Date	Mar. 11, 2024
Entity File Number	001-36404
Entity Registrant Name	XTI AEROSPACE, INC.
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8123 InterPort Blvd.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	800
Local Phone Number	680-7412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XTIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false